CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Statement [Abstract]
Revenues	[2]	$ 14,607,000,000	[1]	$ 20,001,000,000	[3]	$ 19,331,000,000
Cost of sales:
Production and delivery		10,693,000,000	[4],[5]	11,116,000,000		11,078,000,000
Depreciation, depletion and amortization		3,240,000,000		3,635,000,000		2,551,000,000
Impairment of oil and gas properties		13,144,000,000		3,737,000,000		0
Copper and molybdenum inventory adjustments		338,000,000		6,000,000		3,000,000
Total cost of sales		27,415,000,000		18,494,000,000		13,632,000,000
Selling, general and administrative expenses		558,000,000		580,000,000		645,000,000
Mining exploration and research expenses		107,000,000		106,000,000		168,000,000
Environmental obligations and shutdown costs		78,000,000		119,000,000		66,000,000
Goodwill impairment		0		1,717,000,000		0
Net gain on sales of assets		(39,000,000)		(717,000,000)		0
Total costs and expenses		28,119,000,000		20,299,000,000		14,511,000,000
Operating (loss) income		(13,512,000,000)	[6],[7],[8]	(298,000,000)	[9],[10]	4,820,000,000
Interest expense, net		(617,000,000)		(606,000,000)		(501,000,000)
Net gain (loss) on early extinguishment of debt		0		73,000,000		(35,000,000)
Gain on investment in McMoRan Exploration Co. (MMR)		0		0		128,000,000
Other income (expense), net		1,000,000		31,000,000		(22,000,000)
(Loss) income from continuing operations before income taxes and equity in affiliated companies' net (losses) earnings		(14,128,000,000)		(800,000,000)		4,390,000,000
Benefit from (provision for) income taxes		1,951,000,000		(225,000,000)	[11],[12]	(1,340,000,000)	[13]
Equity in affiliated companies’ net (losses) earnings		(3,000,000)		3,000,000		3,000,000
Net (loss) income from continuing operations		(12,180,000,000)	[14]	(1,022,000,000)	[15],[16]	3,053,000,000
Net income from discontinued operations		91,000,000	[17]	277,000,000		388,000,000
Net (loss) income		(12,089,000,000)		(745,000,000)		3,441,000,000
Net Income (Loss) Attributable to Noncontrolling Interest		106,000,000		523,000,000		761,000,000
Continuing operations		(27,000,000)		(358,000,000)		(576,000,000)
Discontinued operations		(79,000,000)		(165,000,000)		(185,000,000)
Preferred dividends attributable to redeemable noncontrolling interest		(41,000,000)		(40,000,000)		(22,000,000)
Net (loss) income attributable to common stockholders		$ (12,236,000,000)	[3],[9],[10],[14],[15],[16]	$ (1,308,000,000)	[3],[9],[10],[15],[16]	$ 2,658,000,000
Basic net (loss) income per share attributable to common stockholders:
Continuing operations, basic		$ (11.32)		$ (1.37)		$ 2.45
Discontinued operations, basic		0.01		0.11		0.20
Basic net (loss) income per share attributable to common stockholders:		(11.31)		(1.26)		2.65
Diluted net (loss) income per share attributable to common stockholders:
Continuing operations, diluted		(11.32)		(1.37)		2.44
Discontinued operations, diluted		0.01		0.11		0.20
Diluted net (loss) income per share attributable to common stockholders:		$ (11.31)		$ (1.26)		$ 2.64
Weighted-average common shares outstanding:
Basic (in shares)		1,082		1,039		1,002
Diluted (in shares)		1,082		1,039		1,006
Dividends declared per share of common stock (in dollars per share)		$ 0.2605		$ 1.25		$ 2.25

[1]	Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.
[2]	Revenues are attributed to countries based on the location of the customer.
[3]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[4]	Includes charges at U.S. Oil & Gas operations totaling $188 million in 2015 primarily for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments at the California properties and $46 million in 2014 primarily for idle/terminated rig costs and inventory write-downs.
[5]	Includes impairment, restructuring and other net charges for mining operations totaling $145 million, including $99 million at North America copper mines, $13 million at South America mines, $7 million at Molybdenum mines, $3 million at Rod & Refining, $20 million at Other Mining & Eliminations and $3 million for restructuring at Corporate, Other & Eliminations.
[6]	Includes charges at oil and gas operations of $17 million ($10 million to net loss attributable to common stockholders or $0.01 per share) in the first quarter, $22 million ($14 million to net loss attributable to common stockholders or $0.01 per share) in the second quarter, $21 million ($13 million to net loss attributable to common stockholders or $0.01 per share) in the third quarter, $129 million ($81 million to net loss attributable to common stockholders or $0.07 per share) in the fourth quarter and $188 million ($117 million to net loss attributable to common stockholders or $0.11 per share) for the year for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments related to the California properties.
[7]	Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges.
[8]	Includes charges of $3.1 billion ($2.4 billion to net loss attributable to common stockholders or $2.31 per share) in the first quarter, $2.7 billion ($2.0 billion to net loss attributable to common stockholders or $1.90 per share) in the second quarter, $3.7 billion ($3.5 billion to net loss attributable to common stockholders or $3.25 per share) in the third quarter, $3.7 billion ($3.7 billion to net loss attributable to common stockholders or $3.18 per share) in the fourth quarter and $13.1 billion ($11.6 billion to net loss attributable to common stockholders or $10.72 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, after-tax impacts to net loss include net tax charges of $458 million ($0.44 per share) in the first quarter, $305 million ($0.29 per share) in the second quarter, $1.1 billion ($1.07 per share) in the third quarter, $1.4 billion ($1.21 per share) in the fourth quarter and $3.3 billion ($3.09 per share) for the year to establish a valuation allowance primarily against U.S. federal alternative minimum tax credits and foreign tax credits, partly offset by a tax benefit related to the impairment of the Morocco oil and gas properties in the third quarter.
[9]	Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.
[10]	Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.
[11]	Includes a net charge of $221 million related to the sale of the Candelaria and Ojos del Salado mines.
[12]	Includes charges related to changes in Chilean and Peruvian tax rules of $54 million and $24 million, respectively.
[13]	Includes a net tax benefit of $199 million as a result of the oil and gas acquisitions.
[14]	Includes a gain of $92 million ($0.09 per share) in the second quarter and for the year associated with the net proceeds received from insurance carriers and other third parties related to the shareholder derivative litigation settlement.
[15]	Includes net gains (losses) on early extinguishment of debt totaling $4 million in the second quarter, $17 million ($0.02 per share) in the third quarter, $(18) million ($(0.02) per share) in the fourth quarter and $3 million for the year. Refer to Note 8 for further discussion.
[16]	Includes tax charges of $57 million ($0.06 per share) in the second quarter, $5 million in the third quarter, $22 million ($0.02 per share) in the fourth quarter and $84 million ($0.08 per share) for the year associated with deferred taxes recorded in connection with the allocation of goodwill to the sale of the Eagle Ford shale assets. Additionally, includes net tax charges (benefit) of $54 million ($7 million attributable to noncontrolling interests and $47 million to net income attributable to common stockholders or $0.04 per share) in the third quarter, $(17) million ($11 million attributable to noncontrolling interests and $(28) million to net loss attributable to common stockholders or $(0.03) per share) in the fourth quarter and $37 million ($18 million attributable to noncontrolling interests and $19 million to net loss attributable to common stockholders or $0.02 per share) for the year associated with changes in Chilean tax rules, U.S. federal income tax law and Peruvian tax rules, partially offset by a tax benefit related to changes in U.S. state income tax filing positions.
[17]	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.